Applications of New and Revised IFRS and IAS and IFRIC and SIC and IASB - Schedule of New Standards, Interpretations and Amendments in Issue but not yet Effective (Details)	12 Months Ended
Dec. 31, 2024
Amendments to IAS 21, ‘Lack of exchangeability’ [Member]
Schedule of New Standards, Interpretations and Amendments in Issue but not yet Effective [Line Items]
New Standards, Interpretations and Amendments	Amendments to IAS 21, ‘Lack of exchangeability’
Effective date issued by IASB	January 1, 2025
Amendments to IFRS 10 and IAS 28, ’Sale or contribution of assets between an investor and its associate or joint venture’ [Member]
Schedule of New Standards, Interpretations and Amendments in Issue but not yet Effective [Line Items]
New Standards, Interpretations and Amendments	Amendments to IFRS 10 and IAS 28, ‘Sale or contribution of assets between an investor and its associate or joint venture’
Effective date issued by IASB	To be determined by IASB
Amendments to IFRS 9 and IFRS 7, ‘Contracts referencing nature–dependent electricity’ and ‘Classification and Measurement of Financial Instruments’ [Member]
Schedule of New Standards, Interpretations and Amendments in Issue but not yet Effective [Line Items]
New Standards, Interpretations and Amendments	Amendments to IFRS 9 and IFRS 7, ‘Contracts referencing nature–dependent electricity’ and ‘Classification and Measurement of Financial Instruments’
Effective date issued by IASB	January 1, 2026
Annual improvements to IFRS Accounting Standards–Volume 11 [Member]
Schedule of New Standards, Interpretations and Amendments in Issue but not yet Effective [Line Items]
New Standards, Interpretations and Amendments	Annual improvements to IFRS Accounting Standards–Volume 11
Effective date issued by IASB	January 1, 2026
IFRS 19, ’Subsidiaries without public accountability: disclosures’ [Member]
Schedule of New Standards, Interpretations and Amendments in Issue but not yet Effective [Line Items]
New Standards, Interpretations and Amendments	IFRS 19, ‘Subsidiaries without public accountability: disclosures’
Effective date issued by IASB	January 1, 2027
IFRS 18, ‘Presentation and disclosure in financial statements’ [Member]
Schedule of New Standards, Interpretations and Amendments in Issue but not yet Effective [Line Items]
New Standards, Interpretations and Amendments	IFRS 18, ‘Presentation and disclosure in financial statements’
Effective date issued by IASB	January 1, 2027